Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41708
Entity Registrant Name	PHINIA INC.
Entity Central Index Key	0001968915
Entity Tax Identification Number	92-2483604
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 University Drive
Entity Address, City or Town	Auburn Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	248
Local Phone Number	754-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PHIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false